4 Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
External costumer	R$ 1,201,191	R$ 750,630
Inter-segment
Net revenue	1,201,191	750,630		R$ 333,935
Cost of services	(434,654)	(308,853)		(168,052)
Gross profit	766,537	441,777		165,883
General and administrative expenses	(402,855)	(239,120)		(70,034)
Other expenses, net	(347)	2,594
Operating profit	363,335	205,251		96,448
Finance income	62,290	51,689		10,428
Finance expenses	(98,269)	(72,365)
Share of income of associate	7,698	2,362
Income before income taxes	335,054	186,937		98,722
Income taxes expense	(27,067)	(14,175)		(3,988)
Net income	307,987	172,762		R$ 94,734
Operating segments [member] | Business unit one [member]
Disclosure of operating segments [line items]
External costumer	1,002,461	653,760
Inter-segment
Net revenue	1,002,461	653,760
Cost of services	(381,964)	(279,066)
Gross profit	620,497	374,694
General and administrative expenses
Other expenses, net
Operating profit
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expense
Net income
Operating segments [member] | Business unit two [member]
Disclosure of operating segments [line items]
External costumer	198,730	96,870
Inter-segment	1,619	3,880
Net revenue	200,349	100,750
Cost of services	(54,309)	(33,667)
Gross profit	146,040	67,083
General and administrative expenses
Other expenses, net
Operating profit
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expense
Net income
Operating segments [member] | Total reportable segments [member]
Disclosure of operating segments [line items]
External costumer	1,201,191	750,630
Inter-segment	1,619	3,880
Net revenue	1,202,810	754,510
Cost of services	(436,273)	(312,733)
Gross profit	766,537	441,777
General and administrative expenses
Other expenses, net
Operating profit
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expense
Net income
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
External costumer			[1]
Inter-segment	(1,619)	(3,880)	[1]
Net revenue	(1,619)	(3,880)	[1]
Cost of services	1,619	3,880	[1]
Gross profit			[1]
General and administrative expenses
Other expenses, net
Operating profit
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expense
Net income

[1]	These eliminations are related to sale transactions from Medcel to other entities in Business Unit 1.